Application of New Amended and Revised Standards and Interpretations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Schedule of New Amended or Revised Accounting Standards and Interpretations

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

New IFRS Accounting Standards	Description
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Agreement
Amendments to IAS 21	Lack of Exchangeability
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback

The Company anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods and is in the process of assessing the potential impact of these amendments.